Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Cash flows from operating activities
Net income		$ 2,953	$ 2,527	$ 7,884	$ 5,552
Adjustment for:
Net interest income	[1]	(5,866)	(5,493)	(16,969)	(15,936)
Depreciation and amortization		398	405	1,193	1,201
Provision for credit losses		1,079	1,041	3,472	3,601
Equity-settled share-based payment expense		(1)	2	9	13
Net gain on sale of investment securities		(13)	(22)	(46)	(60)
Net (gain)/loss on divestitures		0	(23)	434	1,374
Net income from investments in associated corporations		(222)	(157)	(633)	(429)
Income tax expense		947	829	2,618	2,095
Changes in operating assets and liabilities:
Trading assets		(2,066)	(7,000)	(10,289)	(6,066)
Securities purchased under resale agreements and securities borrowed		(14,926)	7,982	(69,655)	15,586
Loans		(7,544)	(4,615)	(18,042)	(2,982)
Deposits		13,689	1,418	60,931	6,605
Obligations related to securities sold short		1,485	(1,921)	1,830	(501)
Obligations related to securities sold under repurchase agreements and securities lent		(18,136)	3,382	36,639	(8,826)
Net derivative financial instruments		(1,201)	(4,925)	(1,832)	4,604
Other, net		7,245	6,565	1,410	(6,948)
Interest and dividends received		13,945	14,103	40,482	43,932
Interest paid		(7,788)	(8,855)	(23,626)	(28,440)
Income tax paid		(785)	(860)	(2,666)	(2,779)
Net cash from/(used in) operating activities		(16,807)	4,383	13,144	11,596
Cash flows from investing activities
Interest-bearing deposits with financial institutions		19,750	(4,826)	2,858	(3,343)
Purchase of investment securities		(22,029)	(14,403)	(67,725)	(57,082)
Proceeds from sale and maturity of investment securities		21,551	19,575	61,157	60,475
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(17)		(1,256)	(2,637)
Property and equipment, net of disposals		(127)	(69)	(483)	(197)
Other, net		(83)	(109)	(24)	(308)
Net cash from/(used in) investing activities		19,045	168	(5,473)	(3,092)
Cash flows from financing activities
Proceeds from issue of subordinated debentures		1,250		1,250
Redemption of subordinated debentures			(250)	(1,786)	(250)
Proceeds from preferred shares and other equity instruments issued					1,453
Redemption of preferred shares and other equity instruments			(1,688)		(1,688)
Proceeds from common shares issued		56	10	196	94
Common shares purchased for cancellation		(1,011)	(240)	(2,138)	(240)
Cash dividends and distributions paid		(1,521)	(1,501)	(4,490)	(4,399)
Distributions to non-controlling interests		(17)	(16)	(69)	(63)
Payment of lease liabilities		(82)	(76)	(230)	(225)
Other, net		129	84	(391)	(873)
Net cash from/(used in) financing activities		(1,196)	(3,677)	(7,658)	(6,191)
Effect of exchange rate changes on cash and cash equivalents		184	38	60	1
Net change in cash and cash equivalents		1,226	912	73	2,314
Cash and cash equivalents at beginning of period	[2]	9,103	10,808	10,256	9,406
Cash and cash equivalents at end of period	[2]	$ 10,329	$ 11,720	$ 10,329	$ 11,720

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).